SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Summary of the RSU activity

		Weighted Average
		Grant-Date
	Number of	Fair Value
	Shares	(in whole US dollars)
Unvested as of January 1, 2025	999,411	$26.29
Granted	232,364	10.71
Vested	(855,502)	26.06
Forfeited	(21,678)	31.24
Unvested as of December 31, 2025	354,595	$18.87

Summary of share-based compensation expense included in consolidated statements of operations

	Years Ended December 31,
	2023	2024	2025
Share Incentive	$46,981	$20,087	$10,924
CSI Solar Employee Incentive	8,354	—	—
CSI Solar Restricted Share Incentive	—	1,317	13,488
	$55,335	$21,404	$24,412